Other financial assets	12 Months Ended
Sep. 30, 2024
Other financial assets
Other financial assets

Note 18. Other financial assets

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Accrued interest receivable	2,223	1,996	1,987	1,780
Securities sold not delivered	1,716	2,905	1,716	2,905
Trade debtors	343	333	320	282
Interbank lending	174	97	173	95
Clearing and settlement balances	602	454	480	445
Accrued fees and commissions	276	289	155	161
Other	122	145	120	144
Total other financial assets	5,456	6,219	4,951	5,812